Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2010
Discontinued Operations (Tables) [Abstract]
Summary of certain information with respect to the discontinued operations

(in millions)	2010	2009	2008
Revenues	$16.5	$26.6	$81.5
Net (loss) income from discontinued operations, net of tax	(23.4)	1.0	0.2
Income tax benefit (expense) from discontinued operations	12.9	(1.8)	(2.8)